Loans and borrowings - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure In Entirety Of Trade Financing [Line Items]
Proceeds from trade financing		$ 21,677,075
Repayments Of Trade Financing Liabilities Arising From Financing Activities		(21,677,075)
Floating interest rate | Trade financing
Disclosure In Entirety Of Trade Financing [Line Items]
Proceeds from trade financing		21,677,075
Repayments Of Trade Financing Liabilities Arising From Financing Activities		21,677,075
Floating interest rate | Trade financing | Trade receivables pledged
Disclosure In Entirety Of Trade Financing [Line Items]
Borrowings notional amount		$ 14,500,000
Floating interest rate | Bottom | Trade financing | Reverse factoring arrangement
Disclosure In Entirety Of Trade Financing [Line Items]
Period within which the amount is to be settled to the bank	120 days
Floating interest rate | Top of range | Trade financing | Reverse factoring arrangement
Disclosure In Entirety Of Trade Financing [Line Items]
Period within which the amount is to be settled to the bank	180 days
Floating interest rate | Hongking Interbank Offer Rate (%) | Trade financing | Reverse factoring arrangement
Disclosure In Entirety Of Trade Financing [Line Items]
Borrowings adjustment to interest rate basis	1.00%
Floating interest rate | Hongking Interbank Offer Rate (%) | Remaining Portion (%) | Trade financing | Trade receivables pledged
Disclosure In Entirety Of Trade Financing [Line Items]
Borrowings adjustment to interest rate basis	1.20%
Floating interest rate | USD reference rate (%) | Remaining Portion (%) | Trade financing | Trade receivables pledged
Disclosure In Entirety Of Trade Financing [Line Items]
Borrowings adjustment to interest rate basis	1.20%